Summary of Significant Accounting Policies - Schedule of Segment Assets and Expenditures for Segment Assets (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	[1]	Dec. 31, 2024		Dec. 31, 2023
Schedule of Segment Assets and Expenditures for Segment Assets [Abstract]
Segment assets	$ 3,429,954				$ 3,429,513		$ 839,945
Expenditures for segment assets		[1]	$ 2,463		$ 3,513	[2]	$ 93,300	[2]

[1]	Expenditures for the three months ended March 31, 2024, included purchases of office equipment ($1,082), furniture ($982), and a trademark ($399).
[2]	Expenditures for 2024 include purchases of office equipment ($1,082), furniture ($982), and trademarks ($1,449). Expenditures for 2023 include a vehicle ($88,028), furniture ($4,343), and office equipment ($929).